Equity	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Equity	EquityShare capital

	June 30 2026	December 31 2025	June 30 2026	December 31 2025
	Number ‘000	Number ‘000	US$'000	US$'000
Opening balance	338,778	334,725	479,962	414,012
Shares issued through the exercise of share options and warrants[1]	742	1,693	8,168	29,722
Shares issued for Dedicaid[2]	-	38	-	467
Shares issued for Lightpoint[3]	-	269	-	4,467
Shares issued for Imaginab[4]	265	2,053	2,790	31,294
Closing balance	339,785	338,778	490,920	479,962
1.Options exercised during the year through the employee Equity Incentive Plan resulted in 742,000 (2025: 1,693,000)
shares being issued for a total value of $8,168,000 (2025: $29,722,000).
2.On April 27, 2023, the Group completed the acquisition of Dedicaid GmbH. The consideration for the acquisition comprised 207,000 in Telix shares at a 10-day volume weighted average price of shares on the execution date of
A$8.73 per share. During the prior year, the Group issued 37,575 fully paid ordinary shares upon satisfaction of certain milestones.
3.On November 1, 2023, the Group completed the acquisition of Lightpoint through the issue of 3,298,000 fully paid ordinary Telix shares at A$9.37 per share. During the prior year, the Group issued 269,075 fully paid ordinary shares in satisfaction of Lightpoint milestone rights.
4.On January 30, 2025, the Group completed the acquisition of ImaginAb. The consideration included the issue of
2,053,311 fully paid ordinary Telix shares at A$24.37 per share. On May 8, 2026 the Group issued 264,943 fully paid ordinary shares at A$14.75 to settle the deferred consideration on conclusion of a 15-month indemnity period.
The weighted average ordinary shares for the period January 1, 2026 to June 30, 2026 is 339,220,212 (2025:
331,226,491). The Company does not have a limited amount of authorized capital under Australian law.
Other reserves

	Foreign currency translation reserve	Share-based payments reserve	Financial assets at FVOCI reserve	Total	1.
	US$'000	US$'000	US$'000	US$'000
Balance as at January 1, 2026	(7,368)	114,073	(5,141)	101,564
Other comprehensive (loss)/income	(30,079)	-	1,207	(28,872)
Total comprehensive (loss)/income	(30,079)	-	1,207	(28,872)
Share-based payments to employees	-	12,129	-	12,129
Transfer on exercise of options	-	(5,312)	-	(5,312)
	-	6,817	-	6,817
Balance as at June 30, 2026	(37,447)	120,890	(3,934)	79,509

	Foreign currency translation reserve	Share-based payments reserve	Financial assets at FVOCI reserve	Total	1.
	US$'000	US$'000	US$'000	US$'000
Balance as at January 1, 2025	(1,611)	81,404	(3,899)	75,894
Other comprehensive	(5,757)	-	(1,242)	(6,999)
Total comprehensive (loss)/income	(5,757)	-	(1,242)	(6,999)
Share-based payments to employees	-	19,350	-	19,350
Share-based payments associated with acquisitions	-	23,287	-	23,287
Transfer Transfer on satisfaction of acquisition performance rights	-	(4,467)	-	(4,467)
Transfer on exercise of options	-	(5,501)	-	(5,501)
	-	32,669	-	32,669
Balance as at December 31, 2025	(7,368)	114,073	(5,141)	101,564